Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The Company’s revenue from contracts with customers by type of contract are summarized as follows (in thousands):

	Nine Months Ended September 30,
	2026	2025
Fixed price	$2,336	$2,037
Cost-reimbursable	492	230
Total revenue from customers	$2,828	$2,267

The following table summarizes the timing of revenue recognition from contracts with customers (in thousands):

	Nine Months Ended September 30,
	2026	2025
Revenue recognized at a point in time	$2,038	$1,554
Revenue recognized over time	790	713
Total revenue from customers	$2,828	$2,267

The Company’s revenue from contracts with customers, excluding grant revenues, by type of contracts are summarized as follows (in thousands):

	Year Ended December 31,
	2025	2024
Fixed price	$3,699	$645
Cost-reimbursable	458	155
Total revenue from customers	$4,157	$800

The following table summarizes the timing of revenue recognition from contracts with customers (in thousands):

	Year Ended December 31,
	2025	2024
Revenue recognized at a point in time	$2,607	$431
Revenue recognized over time	1,550	369
Total revenue from customers	$4,157	$800

Schedule of Contract Liabilities

Contract liabilities represent the dollar value of funded orders for work which has been invoiced or paid for and has not been performed. Contract liabilities activities are summarized as follows (in thousands):

	As of September 30, 2026	As of September 30, 2025
Balance at beginning of period	$—	$579
Recognition of revenue	—	(232)
Deferral of revenue	520	—
Balance at end of period	$520	$347

Contract liabilities represents the dollar value of funded orders for work which has been invoiced or paid for and has not been performed. Contract liabilities activities are summarized as follows (in thousands):

	As of December 31,
	2025	2024
Balance at beginning of period	$579	$17
Recognition of revenue	(579)	(17)
Deferral of revenue	—	579
Balance at end of period	$—	$579